Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

June 30, 2021

AFF45-QTLY-0821
1.833434.115

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 7/15/21 to 9/23/21
(Cost $859,963)	860,000	859,930
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (a)	6,746,144	$123,791,739
Fidelity Advisor Series Growth Opportunities Fund (a)	4,577,159	85,180,928
Fidelity Advisor Series Small Cap Fund (a)	3,506,293	56,346,135
Fidelity Series All-Sector Equity Fund (a)	4,201,708	53,487,743
Fidelity Series Commodity Strategy Fund (a)	9,912,394	55,212,034
Fidelity Series Large Cap Stock Fund (a)	9,974,358	197,492,292
Fidelity Series Large Cap Value Index Fund (a)	1,377,216	21,277,992
Fidelity Series Opportunistic Insights Fund (a)	5,084,790	115,221,352
Fidelity Series Small Cap Opportunities Fund (a)	3,822,459	69,645,194
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,298,642	125,475,463
Fidelity Series Value Discovery Fund (a)	7,615,432	128,091,564
TOTAL DOMESTIC EQUITY FUNDS
(Cost $694,414,889)		1,031,222,436

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	3,704,231	51,933,324
Fidelity Series Emerging Markets Fund (a)	2,437,950	29,742,993
Fidelity Series Emerging Markets Opportunities Fund (a)	9,950,423	267,268,354
Fidelity Series International Growth Fund (a)	7,067,644	138,243,125
Fidelity Series International Small Cap Fund (a)	1,919,329	42,743,447
Fidelity Series International Value Fund (a)	12,328,732	137,711,936
Fidelity Series Overseas Fund (a)	10,123,820	137,987,673
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $554,124,351)		805,630,852

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	1,162,260	10,832,263
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	337,927	3,504,299
Fidelity Series Floating Rate High Income Fund (a)	213,735	1,977,052
Fidelity Series High Income Fund (a)	1,293,301	12,402,756
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,610,810	39,646,694
Fidelity Series International Credit Fund (a)	77,753	786,079
Fidelity Series Investment Grade Bond Fund (a)	66,477	779,116
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,180,873	60,103,909
Fidelity Series Real Estate Income Fund (a)	639,505	7,431,049
TOTAL BOND FUNDS
(Cost $136,652,519)		137,463,217

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	171,810	171,844
Fidelity Series Government Money Market Fund 0.08% (a)(c)	8,875,322	8,875,322
Fidelity Series Short-Term Credit Fund (a)	188,985	1,920,091
TOTAL SHORT-TERM FUNDS
(Cost $10,924,358)		10,967,257
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,396,976,080)		1,986,143,692
NET OTHER ASSETS (LIABILITIES) - 0.0%		(223,781)
NET ASSETS - 100%		$1,985,919,911

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$66
Total	$66

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$772,532	$1,435,005	$2,035,693	$--	$--	$171,844	0.0%
Total	$772,532	$1,435,005	$2,035,693	$--	$--	$171,844

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$117,223,615	$5,144,550	$10,528,669	$--	$477,021	$11,475,222	$123,791,739
Fidelity Advisor Series Growth Opportunities Fund	81,517,143	5,145,914	10,013,259	--	545,517	7,985,613	85,180,928
Fidelity Advisor Series Small Cap Fund	53,038,502	1,974,694	1,491,055	--	167,772	2,656,222	56,346,135
Fidelity Series All-Sector Equity Fund	50,122,156	1,612,962	2,512,913	--	106,778	4,158,760	53,487,743
Fidelity Series Canada Fund	45,035,790	4,111,799	1,678,477	--	118,098	4,346,114	51,933,324
Fidelity Series Commodity Strategy Fund	51,391,872	1,101,055	4,205,610	--	227,708	6,697,009	55,212,034
Fidelity Series Emerging Markets Debt Fund	10,033,172	742,395	213,704	116,002	(3,322)	273,722	10,832,263
Fidelity Series Emerging Markets Debt Local Currency Fund	3,252,856	200,864	64,964	--	(743)	116,286	3,504,299
Fidelity Series Emerging Markets Fund	29,459,935	1,444,103	2,472,226	--	57,767	1,253,414	29,742,993
Fidelity Series Emerging Markets Opportunities Fund	266,044,022	12,012,459	23,302,643	--	515,009	11,999,507	267,268,354
Fidelity Series Floating Rate High Income Fund	1,933,142	70,949	39,700	19,514	328	12,333	1,977,052
Fidelity Series Government Money Market Fund 0.08%	12,282,467	755,549	4,162,694	1,759	--	--	8,875,322
Fidelity Series High Income Fund	11,513,783	882,948	260,266	145,435	489	265,802	12,402,756
Fidelity Series Inflation-Protected Bond Index Fund	36,909,083	2,618,173	721,826	--	2,946	838,318	39,646,694
Fidelity Series International Credit Fund	771,474	4,484	--	4,484	--	5,954	786,079
Fidelity Series International Growth Fund	126,198,384	5,355,111	4,633,716	--	300,075	11,023,271	138,243,125
Fidelity Series International Small Cap Fund	39,608,469	1,378,374	1,217,826	--	11,309	2,963,121	42,743,447
Fidelity Series International Value Fund	126,148,990	12,777,789	4,960,111	--	370,120	3,375,148	137,711,936
Fidelity Series Investment Grade Bond Fund	835,424	435,738	502,479	3,525	(9,797)	20,230	779,116
Fidelity Series Large Cap Stock Fund	183,076,757	7,215,319	6,233,790	--	925,567	12,508,439	197,492,292
Fidelity Series Large Cap Value Index Fund	19,759,191	1,184,881	699,696	--	26,125	1,007,491	21,277,992
Fidelity Series Long-Term Treasury Bond Index Fund	50,647,435	8,335,678	2,185,337	329,963	(442,754)	3,748,887	60,103,909
Fidelity Series Opportunistic Insights Fund	108,685,609	3,538,520	9,348,308	--	430,826	11,914,705	115,221,352
Fidelity Series Overseas Fund	126,407,248	6,475,158	5,061,374	--	257,474	9,909,167	137,987,673
Fidelity Series Real Estate Income Fund	7,079,480	143,257	156,986	10,200	1,181	364,117	7,431,049
Fidelity Series Short-Term Credit Fund	2,587,191	48,663	714,532	8,554	14,761	(15,992)	1,920,091
Fidelity Series Small Cap Opportunities Fund	65,464,791	4,259,468	1,944,267	--	175,694	1,689,508	69,645,194
Fidelity Series Stock Selector Large Cap Value Fund	115,946,948	6,698,235	4,134,982	--	428,604	6,536,658	125,475,463
Fidelity Series Value Discovery Fund	118,692,084	6,996,231	4,375,046	--	575,102	6,203,193	128,091,564
Total	$1,861,667,013	$102,665,320	$107,836,456	$639,436	$5,279,655	$123,332,219	$1,985,111,918

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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